UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         4/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	April 30, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4% (0.9% of Total Investments)
$ 870	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$840,385
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 10.4% (7.0% of Total Investments)
2,500	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Adjustable	9/08 at 100.00	AAA	1,355,446
	Rate, 5.800%, 11/01/41 (4)
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA	1,022,570
	Arizona State University, System Revenue Bonds, Series 2005:
1,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	1,533,701
750	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	785,828
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,504,635
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured

7,205	Total Education and Civic Organizations			6,202,180

	Health Care – 19.9% (13.4% of Total Investments)
1,430	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	AA–	1,442,927
	2007A, 5.000%, 1/01/25
1,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	AA–	1,482,465
	2008A, 5.000%, 1/01/35 (WI/DD, Settling 5/01/08)
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	599,886
	Network, Series 2005B, 5.000%, 12/01/37
1,110	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	966,355
	Network, Series 2007, 5.000%, 12/01/42
550	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	552,519
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,189,345
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
2,800	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,750,888
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	391,741
	5.000%, 4/01/16
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	Aa1	558,615
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	932,314
	Hospital, Series 1998, 5.500%, 6/01/22

12,170	Total Health Care			11,867,055

	Housing/Multifamily – 1.5% (1.0% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	403,864
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	484,118
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)

930	Total Housing/Multifamily			887,982

	Housing/Single Family – 9.2% (6.2% of Total Investments)
990	Phoenix and Pima County Industrial Development Authority, Arizona, Single Family Mortgage	7/17 at 103.00	Aaa	987,287
	Revenue Bonds, Series 2007-4, 5.800%, 12/01/39 (Alternative Minimum Tax)
1,690	The Industrial Development Authority of The City of Tucson, Arizona, Tax-Exempt Single Family	1/17 at 103.00	Aaa	1,643,964
	Mortgage Revenue Bonds, Series 2007A-1, 5.100%, 7/01/38
3,010	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	2,845,564
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)

5,690	Total Housing/Single Family			5,476,815

	Tax Obligation/General – 2.6% (1.8% of Total Investments)
1,200	Maricopa County Unified School District 95 Queen Creek, Arizona, General Obligation Bonds,	7/18 at 100.00	Aaa	1,236,600
	Series 2008, 5.000%, 7/01/27 – FSA Insured
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB–	330,403

1,530	Total Tax Obligation/General			1,567,003

	Tax Obligation/Limited – 28.6% (19.3% of Total Investments)
775	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993,	7/08 at 100.00	Baa2	777,713
	6.100%, 1/01/09
445	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	465,523
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006-1, 5.000%,	8/16 at 100.00	AAA	1,329,894
	8/01/22 – MBIA Insured
740	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A, 5.000%,	8/16 at 100.00	AAA	764,709
	8/01/23 – MBIA Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AAA	585,436
	AMBAC Insured
1,110	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	993,295
	4.600%, 1/01/26
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	Aaa	3,596,178
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	3,521,958
	FSA Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AA–	1,204,872
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
265	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	262,538
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	1,595,252
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,451,534
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 – MBIA Insured	7/08 at 100.00	AAA	501,920

16,650	Total Tax Obligation/Limited			17,050,822

	U.S. Guaranteed – 34.8% (23.4% of Total Investments) (5)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A (5)	876,720
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (5)	1,125,560
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	AAA	1,366,850
	Series 2001A, 5.875%, 5/15/31 (Pre-refunded 5/15/11)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	1,499,863
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,186,870
	1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AA– (5)	2,165,560
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds,
	Capitol Mall LLC, Series 2000:
700	5.375%, 9/15/22 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	746,725
2,000	5.500%, 9/15/27 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	2,139,220
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+ (5)	1,094,840
	7/01/27 (Pre-refunded 7/01/10)
735	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa3 (5)	790,529
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (5)	1,664,160
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds,	7/10 at 101.00	AA (5)	3,460,819
	Christian Care Project, Series 2000A, 5.625%, 7/01/20 (Pre-refunded 7/01/10) – RAAI Insured
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AA (5)	632,700
	7/01/18 (Pre-refunded 7/01/10) – FGIC Insured

19,050	Total U.S. Guaranteed			20,750,416

	Utilities – 14.5% (9.8% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,112,070
	Hoover Project, Series 2001, 5.250%, 10/01/15
465	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	7/08 at 100.00	Aaa	479,671
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	A–	2,112,452
	XLCA Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	552,112
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
2,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/12 at 101.00	Aa1	2,057,080
	Revenue Refunding Bonds, Series 2002A, 5.125%, 1/01/27
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Drivers Trust 2267, Series 2007:
1,505	13.012%, 12/01/29 (IF)	No Opt. Call	AA–	1,433,798
1,095	10.535%, 12/01/37 (IF)	No Opt. Call	AA–	947,300

8,765	Total Utilities			8,694,483

	Water and Sewer – 25.5% (17.2% of Total Investments)
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	A–	996,136
	Series 2004, 5.000%, 7/01/24 – XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AAA	3,565,170
	7/01/28 – AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	617,568
	2003, 5.000%, 7/01/23 – MBIA Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,031,510
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AA	1,530,990
	2002, 5.000%, 7/01/26 – FGIC Insured
3,295	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	3,427,558
	2005, 5.000%, 7/01/23 – MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AA	1,398,888
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured
1,430	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	BBB–	1,498,626
	6.000%, 7/01/38
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
600	4.700%, 4/01/22	4/14 at 100.00	N/R	552,558
695	4.900%, 4/01/32	4/17 at 100.00	N/R	610,926

14,875	Total Water and Sewer			15,229,930

$ 87,735	Total Investments (cost $88,379,832) – 148.4%			88,567,071

	Other Assets Less Liabilities – 1.9%			1,133,889

	Preferred Shares, at Liquidation Value – (50.3)% (6)			(30,000,000)

	Net Assets Applicable to Common Shares – 100%			$59,700,960

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by AMBAC, CIFG, FGIC, MBIA and XLCA as of April 30, 2008. During the period covered by this report, at least one rating agency reduced the rating for AMBAC-insured and MBIA-insured bonds to AA and at least one rating agency further reduced the ratings for FGIC-insured and XLCA-insured bonds to BB. Subsequent to April 30, 2008, and at the time this report was prepared, at least one rating agency further reduced the rating for CIFG-insured bonds to BB and MBIA-insured bonds to A. As of April 30, 2008, at least one rating agency has placed
XLCA-insured bonds on “negative credit watch” and one or more rating agencies have placed each of these insurers on “negative outlook”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Directors/Trustees.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.9)%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At April 30, 2008, the cost of investments was $88,350,694.

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$ 2,821,002
Depreciation	(2,604,625)

Net unrealized appreciation (depreciation) of investments	$ 216,377

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         June 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         June 27, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        June 27, 2008